Feb-12-02 03:46pm From-NEW YORK STOCK EXCHANGE +12126565893 T-093 P.003/003 F-012

Manager
Securities Operations

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

1-15817

02013757

Cert NYS

NYSE

FEB 12

February 12, 2002

Ms. Krista M. Hughes
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

PROCESSED
FEB 26 2002
THOMSON
FINANCIAL

Dear Ms. Hughes:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Old National Bancorp, Common Stock and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on February 12, 2002. Tentative listing date – February 15, 2002.

Sincerely,

Paras Madho